Consolidated Statements of Equity - USD ($) shares in Millions, $ in Millions	Total	Ordinary Shares Outstanding [Member]	Ordinary Shares [Member]	Net Parent Investment	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total SunEdison Semiconductor Limited Equity	Noncontrolling Interests	Total Equity
Shares, Outstanding at Dec. 31, 2012		0.0
Stockholders' Equity Attributable to Parent at Dec. 31, 2012			$ 0.0	$ 870.3	$ 0.0	$ (95.2)	$ 775.1	$ 38.9	$ 814.0
Net loss attributable to SunEdison Semiconductor Limited shareholders	$ (57.7)			(57.7)			(57.7)	2.4	(55.3)
Other Comprehensive Income (Loss), Net of Tax	(12.1)					(15.0)	(15.0)	2.9	(12.1)
Proceeds from Contributions from Parent				(35.4)			(35.4)		(35.4)
Shares, Outstanding at Dec. 31, 2013		0.0
Stockholders' Equity Attributable to Parent at Dec. 31, 2013			0.0	777.2	0.0	(110.2)	667.0	44.2	711.2
Net loss attributable to SunEdison Semiconductor Limited shareholders	(90.2)			(11.5)	(78.7)		(90.2)	(0.8)	(91.0)
Other Comprehensive Income (Loss), Net of Tax	$ (71.5)					(71.0)	(71.0)	(0.5)	(71.5)
Proceeds from Contributions from Parent				169.5		7.1	176.6		176.6
Ordinary Shares Issued		41.5
Formation transactions - recapitalization			935.2	(935.2)				(41.7)	(41.7)
Stock compensation expense			7.9				7.9		7.9
Shares, Outstanding at Dec. 31, 2014	41.5	41.5
Stockholders' Equity Attributable to Parent at Dec. 31, 2014	$ 690.3		943.1	0.0	(78.7)	(174.1)	690.3	1.2	691.5
Net loss attributable to SunEdison Semiconductor Limited shareholders	(136.7)				(136.7)		(136.7)		(136.7)
Other Comprehensive Income (Loss), Net of Tax	$ (30.8)					(30.8)	(30.8)		(30.8)
Stock Issued During Period, Shares, Employee Stock Purchase Plans		0.5
Stock plans, net			14.1				14.1		14.1
Shares, Outstanding at Dec. 31, 2015	42.0	42.0
Stockholders' Equity Attributable to Parent at Dec. 31, 2015	$ 536.9		$ 957.2	$ 0.0	$ (215.4)	$ (204.9)	$ 536.9	$ 1.2	$ 538.1